Fees Summary	Sep. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 71,733,910.60
Total Fee Amount	9,906.45
Total Offset Amount	0.00
Net Fee	$ 9,906.45
Offering Table N/A
Offset Table N/A	N/A